Investment in associates and joint ventures - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2017 USD ($) Associate	Dec. 31, 2016 USD ($) Associate	Dec. 31, 2015 USD ($)
Disclosure Of Investment In Associates And Joint Ventures [Line Items]
Description of valuation techniques used for associates and joint ventures	All associates and joint ventures are accounted for using the equity method.
Description of associate transferred from associates to other financial assets	During 2016, an investment for which the Group has a 30% interest was transferred to other financial assets following loss of significant influence over the operating and financial policy decisions of the entity.
111 East 48th Street Holdings LLC [member]
Disclosure Of Investment In Associates And Joint Ventures [Line Items]
Material associate investment interest	19.90%
Name of associate	111 East 48th Street Holdings LLC
Barclay associate [member]
Disclosure Of Investment In Associates And Joint Ventures [Line Items]
Impairment charges	$ 18,000,000	$ 16,000,000
Explanation of impairment charge	The impairment charge of $[x]m and $16m in 2017 and 2016 respectively relates to the Barclay associate (see following page) and results from the currently depressed trading outlook for the New York hotel market and the high costs of renovating the hotel.
Explanation of period over which management has projected cash flows	The hotel was appraised by a professional external valuer using an income capitalisation approach which is a discounted cash flow technique that measures the present value of projected income flows (over a 10-year period) and the reversion of the property sale.
Discount rate	7.30%	7.30%
Terminal capitalisation rate	6.30%	6.00%
Number of material associate | Associate	1	1
Material associate investment interest	19.90%	19.90%
Description of nature of entity's relationship with associate	The Group held one material associate investment at 31 December 2017, a 19.9% interest in 111 East 48th Street Holdings, LLC (the Barclay associate) which owns InterContinental New York Barclay, a hotel managed by the Group. The hotel reopened for trading in April 2016 following a major renovation. The investment is classified as an associate and equity accounted as the Group has the ability to exercise significant influence through certain decision rights and its involvement in the hotel renovation and financing of the entity.
Barclay associate [member] | 111 East 48th Street Holdings LLC [member]
Disclosure Of Investment In Associates And Joint Ventures [Line Items]
Name of associate	111 East 48th Street Holdings, LLC
Material associate investment interest held by majority member	80.10%
AMEA [member]
Disclosure Of Investment In Associates And Joint Ventures [Line Items]
Impairment charges			$ 9,000,000
Explanation of impairment charge	Due to localised adverse market conditions, an impairment charge of $9m was recognised during 2015 relating to an associate investment in the AMEA region following a re-assessment of its recoverable amount to $nil, based on value in use calculations. Estimated future cash flows were discounted at a pre-tax rate of 13.2%.
Discount rate			13.20%
Recoverable investment amount of associate			$ 0
Net book value			0
Gains on disposals of investments			$ 9,000,000
Disposal date of investment			Nov. 20, 2015